Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Research And Development Expenses
Schedule of research and development expenses
	Year ended December 31,
	2018	2017	2016
	USD

Clinical and preclinical trials	$4,768	$3,809	$5,104
Salary and related expenses	909	888	664
Patents	229	234	198
Royalties	14	11	11
Laboratory materials	73	63	38
Rent	51	51	48
Depreciation	3	3	4
Others	28	47	48

	$6,075	$5,106	$6,115